Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements [Abstract]
Disclosure of subsidiaries [Table Text Block]
Affiliate name	Location	Interest	Classification and accounting method
Galiano Gold South Africa (PTY) Ltd.[2]	South Africa	100%	Consolidated
Galiano International (Barbados) Inc. 2 3	Barbados	100%	Consolidated
Galiano Gold (Barbados) Inc. 2 3	Barbados	100%	Consolidated
Asanko Gold Ghana Limited	Ghana	45%	Joint venture; equity method
Adansi Gold Company (GH) Limited	Ghana	50%	Joint venture; equity method
Shika Group Finance Limited	Isle of Man	50%	Joint venture; equity method

[2] Company changed their official names during the year to align with Galiano's change of name.
[3] Effective February 15, 2021, the Company’s Barbados subsidiaries were migrated to the Isle of Man.